Fair Value Measurements - Fair Value transfers into or out of Level 1, Level 2 or Level 3 (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Transfers amount Fair value assets level 1 to level 2	$ 0	$ 0
Transfers amount Fair value assets level 2 to level 1	0	0
Transfers amount Fair value liabilities level 1 to level 2	0	0
Transfers amount Fair value liabilities level 2 to level 1	0	0
Transfers amount Fair value assets level 3 to level 1	0	0
Transfers amount Fair value liabilities level 3 to level 2	$ 0	$ 0